SHARE-BASED COMPENSATION - Share option activities (Details) - Amended 2016 Plan and 2018 Plan	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Number of share
Outstanding, at beginning of period (in shares) | shares	3,943,058
Exercised (in shares) | shares	(187,784)
Expired (in shares) | shares	(1,946)
Outstanding, at end of period (in shares) | shares	3,753,328
Exercisable, at end of period (in shares) | shares	3,753,328
Weighted average exercise price
Outstanding, at beginning of period (in dollars per share) | $ / shares	$ 2.34
Exercised (in dollars per share) | $ / shares	0.2
Expired (in dollars per share) | $ / shares	0.2
Outstanding, at end of period (in dollars per share) | $ / shares	2.45
Exercisable, at end of period (in dollars per share) | $ / shares	$ 2.45
Additional disclosures
Weighted remaining contractual years, Outstanding at end of period	3 years 7 months 24 days
Weighted remaining contractual years, Exercisable at end of period	3 years 7 months 24 days
Aggregate intrinsic value, Outstanding at end of period | $	$ 792,578
Aggregate intrinsic value, Exercisable at end of period | $	$ 792,578